COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	Feb. 29, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Investment property under development		$ 8,067,067
Entering into significant commitments or contingent liabilities [member]
IfrsStatementLineItems [Line Items]
Counterparty settlement amount	$ 244,151